Retirement Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2011
Change in plan assets:
Assets at fair value, Ending balance	$ 278,991	$ 260,106
Domestic Pension Plans [Member]
Reconciliation of benefit obligation, plan assets, and funded status
Accumulated benefit obligation	269,657	244,776
Change in projected benefit obligation:
Projected benefit obligation, Beginning balance	253,574	230,366
Service cost	2,735	2,749	2,824
Interest cost	11,935	12,246	12,654
Capital distributions	(17,106)	(12,684)
Actuarial loss	23,359	20,897
Foreign exchange impact and other
Projected benefit obligation, Ending balance	274,497	253,574	230,366
Change in plan assets:
Assets at fair value, Beginning balance	248,630	266,520
Actual return on assets	30,067	(5,339)
Company contributions	4,031	133
Capital distributions	(17,106)	(12,684)
Foreign exchange impact and other
Assets at fair value, Ending balance	265,622	248,630	266,520
Funded status (plan assets less projected benefit obligations)	(8,875)	(4,944)
Foreign Pension Plans [Member]
Reconciliation of benefit obligation, plan assets, and funded status
Accumulated benefit obligation	15,207	13,308
Change in projected benefit obligation:
Projected benefit obligation, Beginning balance	14,335	14,414
Service cost	125	141	159
Interest cost	571	598	623
Capital distributions	(661)	(989)
Actuarial loss	1,190	369
Foreign exchange impact and other	660	(198)
Projected benefit obligation, Ending balance	16,220	14,335	14,414
Change in plan assets:
Assets at fair value, Beginning balance	11,476	11,004
Actual return on assets	456	94
Company contributions	1,563	1,509
Capital distributions	(661)	(989)
Foreign exchange impact and other	535	(142)
Assets at fair value, Ending balance	13,369	11,476	11,004
Funded status (plan assets less projected benefit obligations)	(2,851)	(2,859)
Other Postretirement Benefit Plan [Member]
Reconciliation of benefit obligation, plan assets, and funded status
Accumulated benefit obligation	5,665	5,365
Change in projected benefit obligation:
Projected benefit obligation, Beginning balance	5,366	5,395
Service cost	9	15	14
Interest cost	255	287	300
Capital distributions	(190)	(190)
Actuarial loss	226	(141)
Projected benefit obligation, Ending balance	5,666	5,366	5,395
Change in plan assets:
Assets at fair value, Beginning balance
Actual return on assets
Company contributions	190	190
Capital distributions	(190)	(190)
Other
Assets at fair value, Ending balance
Funded status (plan assets less projected benefit obligations)	$ (5,666)	$ (5,366)